STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

March 15, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

Re:
Post Effective Amendment No. 100 to the Registration Statement on Form N-1A for the Matisse Discounted Closed-End Fund Strategy, a series of the Starboard Investment Trust (File Nos. 333-159484 and 811-22298).

Ladies and Gentlemen,

Enclosed herewith for filing on behalf of the Starboard Investment Trust, please find Post-Effective Amendment No. 100 to the Trust’s Registration Statement under the Securities Act of 1933 and Post-Effective Amendment No. 104 to the Registration Statement under the Investment Company Act of 1940.

This amendment is being filed for the purpose of adding a new class of shares to the Matisse Discounted Closed-End Fund Strategy, to the Registration Statement.  This amendment contains the Fund’s prospectus and statement of additional information, Part C, and the signature page.

Any questions regarding this amendment may be directed to the undersigned at 252-972-9922, extension 249.

 Yours truly,
Starboard Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary

cc:	Terrence O. Davis
Baker, Donelson, Bearman, Caldwell & Berkowitz, PC
920 Massachusetts Avenue, NW
Suite 900
Washington, DC 20001